Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

15.Subsequent Events

On July 1, 2024, the Company entered into equity acquisition agreements with minority shareholders of Quhuo International Trade (HK) Limited, proposed to acquire an aggregate of 39.1% equity interest in Quhuo International.

Specifically, the Company (1) entered into an equity acquisition agreement with Lida Global Limited, proposed to acquire 9.46% equity interest in Quhuo International, which shall be paid by the Company by transferring its investment in a mutual fund, and (2) an equity acquisition agreement with Longx Tech Limited, Highland Vision Holding LTD and Genan Tech Limited, proposed to acquire amount to 29.64% equity interest in Quhuo International by issuing a senior convertible promissory note.

All convertible notes were issued and made effective as of July 1, 2024, and converted to Class A ordinary shares on August 8, 2024, which resulting in an issuance of a total of 793,868,246 Class A Ordinary Shares.